Eaton Vance
New York Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Cornell University, 4.169%, 6/15/30	$1,445	$ 1,452,367
Total Corporate Bonds (identified cost $1,445,000)		$ 1,452,367

Tax-Exempt Municipal Obligations — 99.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$3,750	$ 3,943,631
Green Bonds, 5.25%, 9/15/52	2,480	2,625,589
		$ 6,569,220
Education — 9.3%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,325	$ 1,241,294
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	215	209,802
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	2,000	2,207,953
Build NYC Resource Corp., NY, (Success Academy Charter School):
4.00%, 9/1/42	1,175	1,130,585
5.00%, 9/1/38	1,480	1,579,254
5.00%, 9/1/39	1,125	1,193,020
Build NYC Resource Corp., NY, (The Renaissance Charter School), 5.25%, 6/15/45	1,470	1,453,915
Dutchess County Local Development Corp., NY, (Culinary Institute of America):
4.00%, 7/1/37	250	251,905
5.00%, 7/1/40	420	449,584
5.00%, 7/1/41	425	450,309
5.00%, 7/1/42	600	629,118
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(1)	1,640	1,563,204
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	1,990	1,811,490
5.00%, 7/1/37	500	578,757
5.00%, 7/1/53	2,065	2,149,855
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	$2,000	$ 1,778,414
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/47	250	281,316
New York Dormitory Authority, (New York University):
4.00%, 7/1/46	3,000	2,797,874
5.00%, 7/1/41	1,700	1,889,722
New York Dormitory Authority, (Pace University), 5.25%, 5/1/41	425	450,793
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,660	1,515,791
New York Dormitory Authority, (University of New York), Green Bonds, 5.00%, 7/1/43	550	599,220
Onondaga Civic Development Corp., NY, (Syracuse University):
5.00%, 12/1/40	990	1,116,053
5.00%, 12/1/41	1,000	1,114,974
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,888,932
		$ 31,333,134
Electric Utilities — 2.3%
Utility Debt Securitization Authority, NY:
5.00%, 6/15/36	$1,340	$ 1,555,721
Green Bonds, 5.00%, 12/15/43	1,200	1,331,492
Green Bonds, 5.00%, 12/15/45	800	869,021
Green Bonds, 5.00%, 12/15/46	800	864,439
Green Bonds, 5.00%, 9/15/52	3,050	3,187,566
		$ 7,808,239
General Obligations — 8.2%
Nassau County, NY, 4.00%, 4/1/50	$495	$ 460,305
New York:
5.00%, 3/15/38	2,250	2,558,377
5.00%, 3/15/39	2,375	2,685,903
5.00%, 3/15/40	2,125	2,373,039
New York, NY:
4.00%, 9/1/46	1,980	1,845,031
4.00%, 4/1/50	1,775	1,623,799
5.00%, 8/1/33	1,225	1,405,590
5.00%, 9/1/48	2,000	2,064,008
5.25%, 5/1/42	1,665	1,781,236
5.25%, 10/1/51	5,000	5,266,079
5.50%, 8/1/50	2,000	2,159,679
Puerto Rico:
5.625%, 7/1/29	1,634	1,731,434

Eaton Vance
New York Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.75%, 7/1/31	$1,000	$ 1,099,178
Valley Stream, NY:
2.25%, 5/15/27	215	210,258
2.375%, 5/15/28	255	245,949
		$ 27,509,865
Hospital — 2.9%
Dutchess County Local Development Corp., NY, (Health Quest System, Inc.), 4.00%, 7/1/41	$4,965	$ 4,753,256
Genesee County Funding Corp., NY, (Rochester Regional Health Energy), 5.50%, 12/1/55	1,500	1,564,333
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	505	380,842
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/42	500	531,160
5.25%, 11/1/43	500	526,108
5.50%, 11/1/44	500	532,843
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	1,500	1,341,452
		$ 9,629,994
Housing — 6.6%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.60%, 11/1/46	$1,000	$ 713,474
Sustainable Development Bonds, 2.85%, 11/1/39	3,930	3,355,862
Sustainable Development Bonds, 4.30%, 11/1/45	1,485	1,485,631
Sustainable Development Bonds, 4.85%, 11/1/45	1,300	1,305,439
Sustainable Development Bonds, 5.00%, 11/1/54	1,000	1,008,758
New York Housing Finance Agency:
Green Bonds, 4.70%, 11/1/45	1,250	1,251,048
Sustainability Bonds, 2.60%, 11/1/46	1,500	1,070,211
Sustainability Bonds, (SPA: Barclays Bank PLC), 2.50%, 11/1/64(2)	1,400	1,400,000
New York Mortgage Agency:
3.65%, 4/1/32	115	115,314
Social Bonds, 4.55%, 10/1/49	6,000	5,914,295
Social Bonds, 4.875%, 10/1/48	2,000	2,025,486
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,504,278
		$ 22,149,796
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 4.4%
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), (AMT), 4.00%, 5/15/32	$1,085	$ 1,111,408
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	888,263
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,036,101
(AMT), 5.00%, 10/1/40	2,960	3,002,207
(AMT), 6.00%, 4/1/35	1,335	1,471,934
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 3.00%, 8/1/31	2,795	2,653,124
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	3,523,080
		$ 14,686,117
Insured - Education — 2.3%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,686,867
		$ 7,686,867
Insured - Electric Utilities — 1.6%
Long Island Power Authority, NY, (BAM), 5.00%, 9/1/42	$1,920	$ 2,124,797
New York Power Authority, Green Transmission Revenue:
Green Bonds, (AG), 5.00%, 11/15/48	1,000	1,047,978
Green Bonds, (AG), 5.25%, 11/15/39	1,000	1,151,818
Green Bonds, (AG), 5.25%, 11/15/40	1,000	1,146,734
		$ 5,471,327
Insured - Escrowed/Prerefunded — 3.0%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 10,166,753
		$ 10,166,753
Insured - General Obligations — 1.0%
Nassau County, NY:
(AG), 4.00%, 4/1/44	$635	$ 634,301
(AG), 4.00%, 4/1/47	560	537,613
Oswego, NY:
(BAM), 4.00%, 4/15/43	1,355	1,375,759
(BAM), 4.00%, 4/15/45	865	864,758
		$ 3,412,431

Eaton Vance
New York Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.4%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$1,500	$ 1,330,439
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.75%, 11/1/48	50	54,227
		$ 1,384,666
Insured - Other Revenue — 0.8%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AG), 0.00%, 3/1/31	$1,690	$ 1,430,673
(AG), 4.00%, 3/1/32	1,130	1,173,819
		$ 2,604,492
Insured - Transportation — 2.7%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,250	$ 2,950,900
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AG), (AMT), 5.00%, 6/30/49	1,940	1,948,009
Green Bonds, (AG), (AMT), 6.00%, 6/30/43	1,900	2,119,911
New York Transportation Development Corp., (John F. Kennedy International Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	2,105	2,135,632
		$ 9,154,452
Lease Revenue/Certificates of Participation — 2.0%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$3,000	$ 3,125,006
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 2.35%, 1/1/34(2)	2,500	2,500,000
Schenectady County Capital Resource Corp., NY, (One Broadway Center), 5.25%, 1/1/50	1,100	1,160,045
		$ 6,785,051
Other Revenue — 1.0%
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	$3,170	$ 3,361,351
		$ 3,361,351
Senior Living/Life Care — 2.3%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$ 4,503,314
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New York Dormitory Authority, (Orchard Park CCRC, Inc.), 5.125%, 11/15/50	$1,200	$ 1,206,724
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), Series 2020B, 5.00%, 12/1/40	2,000	2,036,402
		$ 7,746,440
Special Tax Revenue — 23.1%
American Samoa Economic Development Authority:
5.00%, 9/1/32(1)	$630	$ 666,079
5.00%, 9/1/33(1)	250	265,288
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/43	2,000	2,218,595
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	965	892,133
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/48	3,400	3,159,819
5.00%, 11/1/33	95	109,843
5.00%, 5/1/46	1,000	1,051,466
5.25%, 5/1/47	1,500	1,599,317
5.25%, 5/1/52	3,500	3,687,511
5.50%, 11/1/45(3)	10,000	10,741,400
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	1,375	1,266,221
4.00%, 3/15/47	1,395	1,285,965
4.00%, 3/15/48	1,930	1,764,941
4.00%, 3/15/54	1,350	1,221,335
5.00%, 3/15/43	2,750	2,979,498
5.00%, 3/15/49	2,855	2,915,943
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,841,563
5.00%, 3/15/45	4,000	4,080,488
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/55	2,000	1,818,976
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	3,990	4,112,273
New York Thruway Authority, 5.00%, 3/15/47	1,500	1,567,730
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,215,474
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
4.00%, 5/15/46	1,260	1,167,385
Series 2021A, 5.00%, 5/15/51	2,500	2,554,924
Series 2021C, 5.00%, 5/15/51	6,000	6,142,580
Green Bonds, 5.25%, 5/15/47	2,500	2,630,779

Eaton Vance
New York Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	$2,500	$ 2,637,418
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	1,925	1,798,344
5.00%, 5/15/48	5,000	5,183,101
		$ 77,576,389
Transportation — 16.5%
Metropolitan Transportation Authority, NY:
5.00%, 11/15/35	$1,470	$ 1,702,291
Green Bonds, 4.00%, 11/15/45	2,000	1,819,048
Green Bonds, 5.00%, 11/15/46	1,300	1,301,603
New York State Thruway Authority:
4.00%, 1/1/45	3,000	2,807,476
5.00%, 1/1/49	1,250	1,312,297
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,125	2,149,507
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	1,925	1,990,661
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,574,251
(AMT), 5.00%, 7/1/41	2,150	2,150,184
(AMT), 5.00%, 7/1/46	7,100	7,099,734
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,960	1,822,715
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,211,447
Port Authority of New York and New Jersey:
4.00%, 11/1/49	780	721,656
5.00%, 1/15/42	2,500	2,755,708
6.125%, 6/1/94	2,500	2,504,256
(AMT), 5.00%, 8/1/37	2,550	2,748,113
(AMT), 5.00%, 1/15/47	2,000	2,035,341
(AMT), 5.50%, 8/1/52	2,000	2,110,131
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	3,955	3,032,779
5.00%, 11/15/48	3,175	3,302,954
5.00%, 11/15/51	7,545	7,699,725
(LOC: Barclays Bank PLC), 2.50%, 1/1/32(2)	1,375	1,375,000
		$ 55,226,877
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 7.3%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$4,515	$ 4,095,825
5.00%, 6/15/43	2,500	2,685,516
5.00%, 6/15/47	2,000	2,079,180
5.00%, 6/15/50	3,385	3,478,909
5.00%, 6/15/51	2,000	2,077,985
5.25%, 6/15/52	3,025	3,173,602
Suffolk County Water Authority, NY:
3.00%, 6/1/45	3,000	2,453,062
3.25%, 6/1/42	4,980	4,502,108
		$ 24,546,187
Total Tax-Exempt Municipal Obligations (identified cost $329,745,534)		$334,809,648

Taxable Municipal Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
New York, NY, 5.372%, 10/1/51	$1,170	$ 1,140,713
		$ 1,140,713
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$635	$ 620,933
		$ 620,933
Special Tax Revenue — 0.6%
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	$2,000	$ 2,033,447
		$ 2,033,447
Total Taxable Municipal Obligations (identified cost $3,765,793)		$ 3,795,093
Total Investments — 101.2% (identified cost $334,956,327)		$340,057,108
Other Assets, Less Liabilities — (1.2)%		$ (4,083,946)
Net Assets — 100.0%		$335,973,162

Eaton Vance
New York Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $9,149,163 or 2.7% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 4.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,452,367	$ —	$ 1,452,367
Tax-Exempt Municipal Obligations	—	334,809,648	—	334,809,648
Taxable Municipal Obligations	—	3,795,093	—	3,795,093
Total Investments	$—	$340,057,108	$—	$340,057,108
Plan of Reorganization
In December 2025, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of the Eaton Vance New York Municipal Opportunities Fund in exchange for shares of the Fund. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur after the close of business on March 20, 2026.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.